UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2007

Check here if Amendment			[ ];  Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		PACIFIC LIFE INSURANCE COMPANY
Address:	700 Newport Center Drive
		Newport Beach, CA 92660

13F File Number: 28-351

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	John Torell
Title:	AVP, Investment Management Division
Phone:	949-219-1735

Signature, Place, and Date of Signing








Report Type (Check only one.):

[X]	13F Holdings Report.

[ ]	13F Notice.

[ ] 	13F Combination Report.

List of Other Managers Reporting for this Manager:

None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: 26,993

List of Other Included Managers:

None

PACIFIC LIFE INSURANCE COMPANY
PER SEC 13F
AS OF : 9/30/2007

NAME OF ISSUER		CUSIP	      FAIR MKT  SHARES OR	VOTING
				      VALUE     PRINCIPAL	AUTHORITY

BROCADE COMM SYSTEMS	111621306     3		382		382
DELTA AIR LINES INC	247361702     2,064	114,994		114,994
LORAL SPACE & COMM	543881106     138	3,465		3,465
NEWTEK BUSINESS SERV	652526104     88	52,350		52,350
POWERSHARES QQQ NASDAQ	73935A104     1,542	30,000		30,000
SPDR TRUST SERIES 1	78462F103     2,441	16,000		16,000
ST PAUL TRAVELERS COS	89417E109     17	341		341
VIRGIN MEDIA INC	92769L101     274	11,280		11,280
WESCO INTL INC CONV SR	95082PAG0     833	1,000,000	 -
NEXTEL COMM CONV SR NT	65332VAY9     19,451	19,500,000	 -
GENERAL MOTORS CONV 	370442691     141	5,000		 -